Public Offering	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Public Offering
NOTE 4. PUBLIC OFFERING
Pursuant to the IPO, the Company sold
17,500,000
Units, which includes a partial exercise by the underwriter of its over-allotment option in the amount of
2,200,000
Units, at a purchase price of

$10.00
per Unit. Each Unit consists of one share of Class A common stock and one-third
of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one
share of Class A common stock at an exercise price of
$11.50
(see Note 9).

NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the IPO, the Company sold 17,500,000 Units, which includes a partial exercise by the underwriter of their over-allotment option in the amount of 2,200,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third
of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 (see Note 7).